Balance Sheet Offsetting (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total
Gross Amounts of Recognized Assets	$ 148,047	$ 118,854	$ 103,936
Gross Amounts Offset in the Balance Sheet	(758)	(76)
Net Amounts of Assets Presented in the Balance Sheet	147,289	118,778	103,936
Gross Amounts Not Offset in the Balance Sheets
Financial Instruments	(144,936)	(107,365)	(103,936)
Cash Collateral Pledged	13,517	(286)
Net Amount	15,870	11,127
Institutional counterparties
Securities Borrowed:
Gross Amounts of Recognized Assets	144,936	107,365	103,936
Net Amounts of Assets Presented in the Balance Sheets	144,936	107,365	103,936
Gross Amounts Not Offset in the Balance Sheets
Financial Instruments	(144,936)	(107,365)	(103,936)
Forward sales of MBSs | Institutional counterparties
Derivatives
Gross Amounts of Recognized Assets	3,111	11,489
Gross Amounts Offset in the Balance Sheets	(758)	(76)
Net Amounts of Assets Presented in the Balance Sheets	2,353	11,413
Gross Amounts Not Offset in the Balance Sheets
Cash Collateral Pledged	13,517	(286)
Net Amount	$ 15,870	$ 11,127